Leases (Tables)	3 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows

The table below summarizes the timing of future cash payments of the Group’s lease liabilities based on contractual undiscounted cash flows as of March 31, 2025:

March 31, 2025
(in USD and thousands)
3 months or less	$8,302
4 to 12 months	36,680
1 to 5 years	146,127
Over 5 years	207,988
Total	$399,097